HUBER SELECT LARGE CAP VALUE FUND
Investor Class (HULIX)
Institutional Class (HULEX)
HUBER SMALL CAP VALUE FUND
Investor Class (HUSIX)
Institutional Class (HUSEX)
HUBER LARGE CAP VALUE FUND
Investor Class (HUDIX)
Institutional Class (HUDEX)
HUBER MID CAP VALUE FUND
Investor Class (HUMDX)
Institutional Class (HUMEX)

(Each a “Fund,” together, the “Funds”)

Supplement dated May 28, 2025 to the Prospectus and
Statement of Additional Information (“SAI”) dated February 28, 2025

Effective June 1, 2025, Huber Capital Management, LLC’s office location has moved from 1700 East Walnut Avenue, Suite 460, El Segundo, California 90245 to the following address:

Huber Capital Management, LLC
999 North Pacific Coast Highway, Suite 600
El Segundo, California 90245

Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.